Cover	Jun. 17, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 17, 2021
Entity Registrant Name	PagerDuty, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38856
Entity Tax Identification Number	27-2793871
Entity Address, Address Line One	600 Townsend St.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	844
Local Phone Number	800-3889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000005 par value
Trading Symbol	PD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001568100